Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Decrease in depreciation expense		$ (8.6)	$ (5.7)	$ (4.6)
Earnings per share, basic (in usd per share)		$ (1.97)	$ (2.76)	$ (2.88)
Earnings per share, diluted (in usd per share)		$ (1.97)	$ (2.76)	$ (2.88)
Change in fixed asset assumptions
Property, Plant and Equipment
Decrease in depreciation expense				$ 0.3
Earnings per share, basic (in usd per share)				$ 0.01
Earnings per share, diluted (in usd per share)				$ 0.01
Lab equipment | Minimum
Property, Plant and Equipment
Property, plant and equipment useful life	5 years	5 years
Lab equipment | Maximum
Property, Plant and Equipment
Property, plant and equipment useful life	10 years	10 years
Leasehold improvements
Property, Plant and Equipment
Disposal loss		$ 0.7	$ 0.0	$ 0.0